Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (sometimes referred to as CAP) to our principal executive officer (PEO) and other NEOs, and certain financial performance indicators for our company.

	Summary Compensation Table Total for PEO (1) (b)		Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on:
Year (a)		Compensation Actually Paid to PEO (2) (c)			Total Share- Holder Return (5) (f)	Peer Group Total Share- Holder Return (6) (g)	Net Income ($ in millions) (7) (h)	Revenue ($ in millions) (8) (i)
2022	$5,322,204	$41,188,180	$2,381,140	$15,387,032	$315.72	$153.08	$727.3	$1,936.3
2021	$3,511,071	$50,428,496	$1,962,289	$18,294,614	$245.32	$137.47	$475.8	$1,685.5
2020	$4,811,672	$49,919,731	$4,145,541	$17,608,882	$172.33	$110.52	$514.8	$1,483.3

Company Selected Measure Name	Revenue
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Pharmaceuticals TR Index. This is the peer group that is used in our five-year performance graph that is disclosed in Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022
PEO Total Compensation Amount	$ 5,322,204	$ 3,511,071	$ 4,811,672
PEO Actually Paid Compensation Amount	$ 41,188,180	50,428,496	49,919,731
Adjustment To PEO Compensation, Footnote [Text Block]
[1]	The dollar amounts reported in column (b) are the amounts reported for Martine Rothblatt, Chairperson and Chief Executive Officer, for each of the corresponding years in the “Total” column of the in our Summary Compensation Table. Refer to the Summary Compensation Table above
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Rothblatt, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Dr. Rothblatt. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant
Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	$5,322,204	$3,511,071	$4,811,672
Less, value of Stock Options reported in Summary Compensation Table	—	—	—
Less, Change in Pension Value reported in Summary Compensation Table	—	—	$1,575,757
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	—	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$41,115,001	$42,020,090	$46,738,027
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(5,249,025)	$4,897,335	$(54,211)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Plus dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—
Plus pension service cost for services rendered during the year	—	—	—
Compensation Actually Paid to Martine Rothblatt, Chairperson and CEO	$41,188,180	$50,428,496	$49,919,731

Non-PEO NEO Average Total Compensation Amount	$ 2,381,140	1,962,289	4,145,541
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,387,032	18,294,614	17,608,882
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Dr. Rothblatt) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: James Edgemond, Chief Financial Officer and Treasurer; Michael Benkowitz, President and Chief Operating Officer; and Paul Mahon, Executive Vice President and General Counsel
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Rothblatt), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	$2,381,140	$1,962,289	$4,145,541
Less, average value of Stock Options reported in Summary Compensation Table	—	—	—
Less, average Change in Pension Value reported in Summary Compensation Table	—	$278,975	$2,461,396
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	—	—	—
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$13,705,000	$14,006,697	$14,907,728
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$(1,749,675)	$1,464,630	$69,866
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Plus dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—
Plus average pension service cost for services rendered during the year	$1,050,567	$1,139,973	$947,143
Average Compensation Actually Paid to Non-PEO NEOs	$15,387,032	$18,294,614	$17,608,882

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Company-Selected Measure (Revenue)
Tabular List [Table Text Block]

Performance Measures

The most important financial and operational performance measures we use to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

●	Number of Patients
●	Revenue
●	Cash Profit Margin
●	R&D Performance
●	Manufacturing Performance

Total Shareholder Return Amount	$ 315.72	245.32	172.33
Peer Group Total Shareholder Return Amount	153.08	137.47	110.52
Net Income (Loss) Attributable to Parent	$ 727,300,000	$ 475,800,000	$ 514,800,000
Company Selected Measure Amount	1,936,300,000	1,685,500,000	1,483,300,000
PEO Name	Martine Rothblatt	Martine Rothblatt	Martine Rothblatt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Number of Patients
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	Revenue was chosen from the five most important performance measures we use to link compensation actually paid to the PEO and other NEOs in each applicable year to our company’s performance
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash Profit Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	R&D Performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Manufacturing Performance
P E O Member Less Value Of Stock Options Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
P E O Member Less Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,575,757
P E O Member Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Plus Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Plus Less Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,115,001	42,020,090	46,738,027
P E O Member Plus Less Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,249,025)	4,897,335	(54,211)
P E O Member Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Plus Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Plus Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Less Average Value Of Stock Options Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Less Average Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	278,975	2,461,396
Non P E O N E O Member Plus Average Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Plus Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Plus Less Average Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,705,000	14,006,697	14,907,728
Non P E O N E O Member Plus Less Average Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,749,675)	1,464,630	69,866
Non P E O N E O Member Less Prior Year End Fair Value For Any Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Plus Dividends Or Other Earnings Paid On Awards In The Covered Fiscal Year Prior To Vesting If Not Otherwise Included In The Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Plus Average Pension Service Cost For Services Rendered During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,050,567	$ 1,139,973	$ 947,143